NOTES RECEIVABLE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($)
NOTES RECEIVABLE
Notes receivable	¥ 22,341	¥ 0	$ 3,061
Provision for (reversal of) allowance for credit loss	¥ 0	¥ 0